LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Short-term borrowings
Weighted average interest rates of short-term borrowings	5.39%		5.36%
Accounts receivable
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 12,998	¥ 19,914